Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Outstanding Balance and Transactions with Related Parties

The following table provided the total amount of outstanding balance at December 31, 2021 and 2020.

	Amounts due from related parties		Amounts due to related parties
	As of December 31,		As of December 31,
	2021	2020	2021	2020
	US$’000	US$’000	US$’000	US$’000
The ultimate parent company
PEWC	24	—	10,075	8,550
PEWC, Singapore Branch	21	22	—	—
PEWC Singapore Co. (Pte) Ltd.	—	—	400	400
PEWC (HK)	7,204	5,613	16	42

Associate
SPHC	176	196	1,362	1,362

Non-controlling shareholder of subsidiary
Italian-Thai and its affiliates	6,540	5,151	—	240

Others	—	—	12	26
Total	13,965	10,982	11,865	10,620

The transactions undertaken with related parties are summarized as follows:

		For the year ended December 31,
		2021	2020	2019
		US$’000	US$’000	US$’000
The ultimate parent company
PEWC	Purchases	20,359	5,742	2,745
	Sales	5,254	90	—
	Fabrication income received	25	—	140
	Management fee paid	153	133	199
	Information technology service fee paid	113	123	101
	Training fee paid	110	—	—
	Interest expenses paid	91	60	—
PEWC, Singapore Branch	Management fee received	14	14	14
PEWC Singapore Co. (Pte) Ltd.	Interest expenses paid	—	12	22
PEWC (HK)	Sales	25,127	17,004	17,831
	Service fee paid	219	209	218

Non-controlling shareholder of subsidiary
Italian Thai and its affiliates	Sales	6,613	5,344	4,188
	Construction of factory building expenses	1,651	3,436	215
Fujikura Limited	Purchases	—	—	249

Others	Fabrication cost	350	238	581

Compensation of Key Management Personnel

24(d)Compensation of key management personnel of our Company

	For the years ended December, 31
	2021	2020	2019
	US$’000	US$’000	US$’000
Short-term employee benefits	2,372	3,050	3,073
Post-employment benefits	84	114	179
Total compensation paid to key management personnel	2,456	3,164	3,252